Federated Hermes Institutional Trust

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

October 30, 2020

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	Federated Hermes Institutional Trust (the “Registrant”)
Federated Hermes Short-Intermediate Total Return Bond Fund (the “Fund”)

1933 Act File No. 33-54445 1940 Act File No. 811-7193

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated October 31, 2020, that would have otherwise been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 106 on October 27, 2020.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/George F. Magera
George F. Magera
Assistant Secretary